The Royce Funds
745 Fifth Avenue New York, NY 10151 (212) 508-4500 (800) 221-4268 e-mail: funds@roycenet.com website: www.roycefunds.com

April 24, 2009

Securities and Exchange Commission
Attn: Mr. Keith O'Connell
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Division of Investment Management

Re:	Registration Statement on Form N-1A for The Royce Fund (File Nos. 002-80348 & 811-03599)

Dear Mr. O'Connell :

        Enclosed herewith for filing under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 90 under the 1933 Act and Amendment No. 92 under the 1940 Act to the Registration Statement on Form N-1A of The Royce Fund (the "Trust").  This Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to reflect the staff's comments, relating to the Trust's Post-Effective Amendment No. 91 under the 1933 Act, and Amendment No. 89 under the 1940 Act, and to file certain exhibits to the Registration Statement. Set forth below are the staff's comments and the Fund's responses.

Prospectuses - Fees and Expenses of the Fund
1.	Comment: Confirm that you do not anticipate that Royce Partners Fund will have acquired fund expenses during 2009 in excess of 0.01% of Fund assets.
	Response:	The above is hereby confirmed.

2.	Comment: Confirm that 1.75% is your good faith estimate of Royce Partners Fund's expenses in its first year of operation.
	Response:	The Fund's anticipated expenses are 1.75% which reflects our good faith estimate.

_________________________

        We believe that the proposed modifications to the Registration Statement are responsive to the staff's comments. The Trust acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in this Amendment; (ii) SEC staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the SEC from taking any action with respect to this Amendment; and (iii) the Trust may not assert this action as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

        Please direct any further communications relating to this filing to the undersigned at (212) 508-4578.

Very truly yours,

/s/ John E. Denneen

John E. Denneen Secretary

JED:rw